Share capital (Schedule of Share Capital) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Balance	$ 6,343	$ 6,983
Stock options exercised	391	108
Warrants exercised	4,889	1,697
Balance	4,317	6,343
Share Capital [Member]
Disclosure of classes of share capital [line items]
Balance	$ 70,113	$ 58,154
Issued and outstanding Begning Balance, shares	40,319,941	36,817,328
Issued for cash, net of issuance costs	$ 12,895	$ 8,803
Issued for cash, net of issuance costs, shares	2,246,094	2,403,846
Stock options exercised	$ 1,444	$ 1,265
Stock options exercised, shares	480,754	316,538
DSUs redeemed	$ 220
DSUs redeemed, shares	29,713
Warrants exercised	$ 5,480	$ 1,891
Warrants exercised, shares	2,029,899	782,229
Balance	$ 90,152	$ 70,113
Issued and outstanding Ending Balance, shares	45,106,401	40,319,941